Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Net rental expense
Net rental expense under operating leases was as follows:

	Years ended December 31
In millions	2014	2013	2012
Gross rental expense	$68.7	$76.0	$44.6
Sublease rental income	(1.3)	(0.9)	(0.5)
Net rental expense	$67.4	$75.1	$44.1

Net future minimum lease commitments
Future minimum lease commitments under non-cancelable operating leases, principally related to facilities, machinery, equipment and vehicles as of December 31, 2014 were as follows:

In millions	2015	2016	2017	2018	2019	Thereafter	Total
Minimum lease payments	$52.4	$40.1	$31.2	$19.7	$15.7	$19.1	$178.2
Minimum sublease rentals	(0.5)	(0.4)	(0.4)	(0.4)	(0.4)	—	(2.1)
Net future minimum lease commitments	$51.9	$39.7	$30.8	$19.3	$15.3	$19.1	$176.1

Changes in Carrying Amount of Service and Product Warranties
The changes in the carrying amount of service and product warranties for the years ended December 31, 2014 and 2013 were as follows:

	Years ended December 31
In millions	2014	2013
Beginning balance	$56.0	$52.5
Service and product warranty provision	75.3	64.1
Payments	(62.1)	(60.8)
Foreign currency translation	(2.8)	0.2
Ending balance	$66.4	$56.0